Cash and Due from Banks	12 Months Ended
Dec. 31, 2013
Cash and Cash Equivalents [Abstract]
Cash and Due from Banks

Note 3. Cash and Due from Banks

Certain reserves are required to be maintained at the Federal Reserve Bank. The requirement as of December 31, 2013 and 2012 was $32.0 million and $27.9 million, respectively. At December 31, 2013 the Company did not have accounts at correspondent banks, excluding the Federal Reserve Bank, that exceeded the FDIC insurable limit of $250,000. In 2012, the Company had accounts at correspondent banks, excluding the Federal Reserve Bank, that exceeded the FDIC insurable limit of $250,000 totaling $0.6 million.